Financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of Derivative Instruments
The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2019 and March 31, 2020, together with the fair values on each reporting date.

	As of March 31, 2019
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
Interest rate derivatives	Rs.	3,159,867.1	Rs.	27,932.0	Rs.	27,102.8	Rs.	829.2
Forward rate agreements		—		—		—		—
Currency options		282,096.9		2,326.1		2,617.2		(291.1)
Currency swaps		197,044.2		5,841.0		4,070.7		1,770.3
Forward exchange contracts		5,561,859.5		96,425.0		94,658.3		1,766.7

Total	Rs.	9,200,867.7	Rs.	132,524.1	Rs.	128,449.0	Rs.	4,075.1

	As of March 31, 2020
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	3,644,495.8	Rs.	49,876.8	Rs.	51,976.9	Rs.	(2,100.1)	US$	48,341.9	US$	(27.9)
Forward rate agreements		—		—		—		—		—		—
Currency options		304,252.4		3,034.4		4,342.0		(1,307.6)		4,035.7		(17.3)
Currency swaps		202,725.6		12,396.0		6,592.1		5,803.9		2,689.0		77.0
Forward exchange contracts		6,079,195.0		125,230.4		121,872.0		3,358.4		80,636.6		44.6

Total	Rs.	10,230,668.8	Rs.	190,537.6	Rs.	184,783.0	Rs.	5,754.6	US$	135,703.2	US$	76.4

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	2018		2019		2020		2020
	(In millions)
Interest rate derivatives	Rs.	1,027.5	Rs.	736.4	Rs.	(2,572.2)	US$	(34.1)
Forward rate agreements		0.5		0.1		—		—
Currency options		(15.0)		(262.5)		585.5		7.7
Currency swaps		(1,706.9)		1,045.0		3,465.5		46.0
Forward exchange contracts		7,436.5		10,890.1		2,071.2		27.5

Total gains/(losses)	Rs.	6,742.6	Rs.	12,409.1	Rs.	3,550.0	US$	47.1

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2019
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet					Related amounts not offset
	Gross Amounts		Amounts offset	Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	132,524.1	Rs. —	Rs.	132,524.1	Rs.	104,025.7	Rs.	2,651.7	Rs. 25,846.7
Securities purchased under agreements to resell		76,213.5	—		76,213.5		—		76,213.5	—
Financial liabilities
Derivative liabilities	Rs.	128,449.0	Rs. —	Rs.	128,449.0	Rs.	104,025.7	Rs.	3,098.1	Rs. 21,325.2
Securities sold under repurchase agreements		174,000.0	—		174,000.0		—		174,000.0	—
(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2020
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet					Related amounts not offset
	Gross Amounts		Amounts offset	Net amounts reported in the balance sheet		Financial instruments	Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	190,537.6	Rs. —	Rs.	190,537.6	Rs. 147,844.5	Rs.	8,326.7	Rs. 34,366.4	US$	455.8
Securities purchased under agreements to resell		250,000.0	—		250,000.0	—		250,000.0	—		—
Financial liabilities
Derivative liabilities	Rs.	184,783.0	Rs. —	Rs.	184,783.0	Rs. 147,844.5	Rs.	6,706.7	Rs. 30,231.8	US$	401.0
Securities sold under repurchase agreements		507,982.0	—		507,982.0	—		507,982.0	—		—
Long Term debt		17,260.0	—		17,260.0	—		17,260.0	—		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Schedule of Guarantor Obligations
Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2019		2020		2020
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	254,075.9	Rs.	263,758.0	US$	3,498.6
Performance guarantees		285,748.4		330,164.6		4,379.4
Documentary credits		475,617.8		440,232.7		5,839.4

Total	Rs.	1,015,442.1	Rs.	1,034,155.3	US$	13,717.4

Estimated fair values:
Guarantees	Rs.	(3,544.4)	Rs.	(4,191.9)	US$	(55.6)
Documentary credits		(501.7)		(488.8)		(6.5)

Total	Rs.	(4,046.1)	Rs.	(4,680.7)	US$	(62.1)